RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 11. RELATED PARTY TRANSACTIONS AND BALANCES

The related parties of the Company with whom transactions are reported in these consolidated financial statements are as follows:

Name of entity or individual	Relationship with the Company and its subsidiary

Mr. Tijing Song	Shareholder, Chairman of the Board, CEO and President

Mr. Guoping Chen	Shareholder, Director, interim CFO, Secretary and Treasurer

Ms. Qiongfang Shi	Shareholder and Director

Due to related parties:

	As of
	May 31, 2020	February 29, 2020
Mr. Tijing Song	$440,755	$448,151
Mr. Guoping Chen	412,204	403,155
Ms. Qiongfang Shi	1,617,908	2,967,894
Total due to related parties	$2,470,867	$3,819,200

The Company has received advances from its related parties for working capital purposes. The advances are unsecured, bear no interest, and are due on demand.

The related parties of the Company with whom transactions are reported in these consolidated financial statements are as follows:

Name of entity or individual	Relationship with the Company and its subsidiary

Mr. Tijing Song	Shareholder, Chairman of the Board, CEO and President

Mr. Guoping Chen	Shareholder, Director, interim CFO, Secretary and Treasurer

Ms. Qiongfang Shi	Shareholder and Director

Due to related parties:

	As of
	February 29, 2020	February 28, 2019
Mr. Tijing Song	$448,151	$136,265
Mr. Guoping Chen	403,155	456,474
Ms. Qiongfang Shi	2,967,894	-
Total due to related parties	$3,819,200	$592,739

The Company has received advances from its related parties for working capital purposes. The advances are unsecured, bear no interest, and are due on demand.